Mercer Emerging Markets Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 93.8%

	Belgium — 0.0%
4,562	Titan Cement International SA*	76,694

	Bermuda — 1.2%
1,878,000	Beijing Enterprises Water Group, Ltd.*	755,671
92,000	China Gas Holdings, Ltd.	365,444
132,000	China Grand Pharmaceutical and Healthcare Holdings, Ltd.(a)	117,124
64,000	China Resources Gas Group, Ltd.	340,476
343,863	COSCO SHIPPING Ports, Ltd.	239,032
748,000	CP Pokphand Co., Ltd.	71,387
82,372	Credicorp, Ltd.	13,510,656
1,746,000	Gemdale Properties & Investment Corp., Ltd.	249,948
115,000	GOME Retail Holdings, Ltd.* (a)	13,793
322,000	Hopson Development Holdings, Ltd.	820,589
548,000	Joy City Property, Ltd.	33,570
1,438,000	Kunlun Energy Co., Ltd.	1,242,557
101,500	Luye Pharma Group, Ltd.(a) 144A	47,256
764,000	Nine Dragons Paper Holdings, Ltd.	1,083,849
154,000	Pou Sheng International Holdings, Ltd.*	36,544
21,600	Shanghai Industrial Urban Development Group, Ltd.	2,284
460,001	Shenzhen International Holdings, Ltd.	742,755
368,000	United Energy Group, Ltd.* (a)	72,614

	Total Bermuda	19,745,549

	Brazil — 4.1%
989,400	B3 SA - Brasil Bolsa Balcao	11,806,055
126,741	Banco Bradesco SA	590,492
408,000	Banco do Brasil SA*	3,047,707
75,582	Banco Santander Brasil SA	652,332
611,900	BB Seguridade Participacoes SA	3,490,546
65,200	BRF SA*	276,656
12,000	Cia Brasileira de Distribuicao	173,386
25,300	Cia de Locacao das Americas*	142,764
30,348	Cia Siderurgica Nacional SA	186,089
407,500	Cielo SA*	313,811
989,302	Cogna Educacao*	881,843
67,000	Cyrela Brazil Realty SA Empreendimentos e Participacoes	380,263
88,560	Duratex SA*	326,333
22,900	Ez Tec Empreendimentos e Participacoes SA	189,136
40,880	Guararapes Confeccoes SA*	117,346
892,224	Hypera SA*	5,883,230
17,211	Itau Unibanco Holding SA	92,546
757,716	Itau Unibanco Holding SA, ADR	4,614,490
212,416	JBS SA	967,572
19,000	M Dias Branco SA*	124,589
1,070,000	Marfrig Global Foods SA*	2,989,045
146,600	MRV Engenharia e Participacoes SA	534,841
12,400	Multiplan Empreendimentos Imobiliarios SA*	56,173
378,900	Odontoprev SA	1,061,375

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Brazil — continued
82,200	Petrobras Distribuidora SA	350,215
599,274	Petroleo Brasileiro SA	3,328,531
4,840	Porto Seguro SA	45,659
652,900	Raia Drogasil SA	3,147,475
1,891,000	Rumo SA*	7,004,513
24,700	Sao Martinho SA	130,105
20,934	Sul America SA	178,742
3,900	TIM SA*	11,000
915,500	TOTVS SA	5,062,023
79,100	Ultrapar Participacoes SA	361,525
37,272	Usinas Siderurgicas de Minas Gerais SA Usiminas	112,587
346,904	Vale SA	5,840,506

	Total Brazil	64,471,501

	Canada — 0.2%
139,136	Barrick Gold Corp.	3,169,518

	Cayman Islands — 20.8%
207,500	3SBio, Inc.* 144A	189,200
2,912	51job, Inc., ADR*	203,840
129,500	AAC Technologies Holdings, Inc.(a)	724,840
520,000	Agile Group Holdings, Ltd.	692,095
1,775,384	Alibaba Group Holding, Ltd.*	53,257,971
97,024	Alibaba Group Holding, Ltd., ADR*	22,580,396
494,400	ANTA Sports Products, Ltd.	7,836,334
82,000	Asia Cement China Holdings Corp.	74,768
27,000	Ausnutria Dairy Corp., Ltd.*	45,766
22,000	Autohome, Inc., ADR(a)	2,191,640
116,403	Baidu, Inc., ADR*	25,170,985
4,182	Baozun, Inc., ADR* (a)	143,652
16,000	Bizlink Holding, Inc.	138,658
526,000	Bosideng International Holdings, Ltd.(a)	267,957
84,000	CAR, Inc.* (a)	40,517
65,000	Casetek Holdings, Ltd.	201,954
52,000	Central China Real Estate, Ltd.	24,143
403,741	Chailease Holding Co., Ltd.	2,413,997
359,000	China Aoyuan Group, Ltd.	349,099
508,900	China Conch Venture Holdings, Ltd.	2,474,323
9,000	China Education Group Holdings, Ltd.	17,341
198,000	China Evergrande Group(a)	380,482
554,500	China Hongqiao Group, Ltd.	507,741
293,000	China Lesso Group Holdings, Ltd.	458,742
3,622,000	China Medical System Holdings, Ltd.	4,045,283
97,000	China Mengniu Dairy Co., Ltd.*	585,464
2,106,900	China Resources Cement Holdings, Ltd.	2,353,122
402,000	China Resources Land, Ltd.	1,659,047
983,000	China SCE Group Holdings, Ltd.	405,682
504,000	China State Construction International Holdings, Ltd.	287,300
106,000	China Tianrui Group Cement Co., Ltd.* (a)	94,327

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Cayman Islands — continued
254,500	China Yongda Automobiles Services Holdings, Ltd.	420,783
2,154,086	China Yuhua Education Corp., Ltd.	1,875,208
298,000	China Zhongwang Holdings, Ltd.* (a)	56,111
118,000	Chinasoft International, Ltd.*	131,638
1,117,584	CIFI Holdings Group Co., Ltd.	946,952
1,017,909	Country Garden Holdings Co., Ltd.	1,407,299
368,300	Country Garden Services Holdings Co., Ltd.	2,491,322
103,500	Dali Foods Group Co., Ltd. 144A	59,133
398,200	ENN Energy Holdings, Ltd.	5,844,214
127,000	Fu Shou Yuan International Group, Ltd.	119,239
17,729	Fulgent Sun International Holding Co., Ltd.	70,669
559,000	GCL-Poly Energy Holdings, Ltd.* (a)	88,675
780,000	Geely Automobile Holdings, Ltd.	2,665,772
42,000	General Interface Solution Holding, Ltd.	171,151
5,250	Ginko International Co., Ltd.	27,280
12,000	Golden Eagle Retail Group, Ltd.	10,895
13,000	Gourmet Master Co., Ltd.	65,236
342,500	Greentown China Holdings, Ltd.(a)	500,906
168,000	Haitian International Holdings, Ltd.	580,666
6,000	Health & Happiness H&H International Holdings, Ltd.	22,208
550,000	Hengan International Group Co., Ltd.	3,894,194
1,040	HUYA, Inc., ADR* (a)	20,727
52,890	JD.com, Inc., ADR*	4,649,031
82,202	Jiayuan International Group, Ltd.	32,546
2,937	JinkoSolar Holding Co., Ltd., ADR* (a)	181,712
10,141	JOYY, Inc., ADR	811,077
1,216,000	Kaisa Group Holdings, Ltd.*	600,641
325,000	Kingboard Holdings, Ltd.	1,370,609
375,000	Kingboard Laminates Holdings, Ltd.	612,276
123,000	Kingsoft Corp., Ltd.	793,154
596,000	KWG Group Holdings, Ltd.	813,232
298,000	KWG Living Group Holdings, Ltd.*	242,125
602,000	Lee & Man Paper Manufacturing, Ltd.	493,007
274,000	Logan Group Co., Ltd.	448,784
73,000	Longfor Group Holdings, Ltd. 144A	427,426
307,200	Meituan Class B*	11,671,766
254,000	Minth Group, Ltd.	1,339,799
82,069	Momo, Inc., ADR	1,145,683
1,233,425	NetEase, Inc.	23,479,114
12,924	NetEase, Inc., ADR	1,237,731
10,700	New Oriental Education & Technology Group, Inc., ADR*	1,988,167
128,000	Nexteer Automotive Group, Ltd.(a)	137,511
51,000	Parade Technologies, Ltd.	2,014,734
7,692	Pharmally International Holding Co., Ltd.* (b)	11,621
566,000	Powerlong Real Estate Holdings, Ltd.	390,529
92,000	Redco Properties Group, Ltd.(a) 144A	34,409
132,000	Ronshine China Holdings, Ltd.* (a)	92,269
127,000	Sany Heavy Equipment International Holdings Co., Ltd.	94,998
34,920	Sea, Ltd., ADR*	6,950,826

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Cayman Islands — continued
688,000	Seazen Group, Ltd.*	572,309
380,900	Shenzhou International Group Holdings, Ltd.	7,466,846
334,000	Shimao Group Holdings, Ltd.	1,063,962
466,500	Shui On Land, Ltd.(a)	64,977
25,585	SINA Corp.*	1,084,292
464,000	Sino Biopharmaceutical, Ltd.	448,809
946,000	SOHO China, Ltd.* (a)	281,829
48,000	SSY Group, Ltd.(a)	27,238
695,000	Sunac China Holdings, Ltd.	2,567,982
20,495	Sunac Services Holdings, Ltd.* 144A	45,357
80,492	TAL Education Group, ADR*	5,755,983
862,200	Tencent Holdings, Ltd.	62,714,755
546,624	Tencent Music Entertainment Group, ADR*	10,517,046
2,830,000	Tingyi Cayman Islands Holding Corp.	4,832,335
258,000	Tongcheng-Elong Holdings, Ltd.* (a)	499,107
148,000	TPK Holding Co., Ltd.*	243,875
18,373	Trip.com Group, Ltd., ADR*	619,721
291,000	Uni-President China Holdings, Ltd.	296,110
46,000	Vinda International Holdings, Ltd.(a)	125,473
110,161	Vipshop Holdings, Ltd., ADR*	3,096,626
229,000	Want Want China Holdings, Ltd.	165,684
4,773	Weibo Corp., ADR* (a)	195,645
7,325,000	WH Group, Ltd.	6,140,498
113,182	Wisdom Marine Lines Co., Ltd.*	98,487
768,800	Xiaomi Corp. Class B* 144A	3,291,805
1,032,485	Yuzhou Group Holdings Co., Ltd.	372,842
52,000	Zhen Ding Technology Holding, Ltd.	210,976
41,000	Zhenro Properties Group, Ltd.(a)	24,694
386,500	Zhongsheng Group Holdings, Ltd.	2,754,003
69,500	Zhou Hei Ya International Holdings Co., Ltd.* 144A	73,858
18,899	ZTO Express Cayman, Inc., ADR	551,095

	Total Cayman Islands	329,555,940

	Chile — 0.1%
1,916	Banco de Credito e Inversiones SA	75,211
13,297	CAP SA	178,635
247,612	Cencosud SA	440,857
49,989	Empresa Nacional de Telecomunicaciones SA	310,206
119,833	Empresas CMPC SA	315,394
26,589	Empresas COPEC SA	269,819
1,234,654	Enel Americas SA	201,594
32,777	Falabella SA	121,328
46,636,581	Itau CorpBanca Chile SA	156,878
105,226	Sigdo Koppers SA	118,481
290,338	SMU SA	43,724

	Total Chile	2,232,127

	China — 13.7%
62,750	A-Living Smart City Services Co., Ltd. Class H 144A	278,391

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	China — continued
4,172,000	Agricultural Bank of China, Ltd. Class H	1,528,077
344,000	Air China, Ltd. Class H	270,627
1,450,000	Aluminum Corp. of China, Ltd. Class H*	512,391
747,999	Angang Steel Co., Ltd. Class H(a)	304,839
665,600	Anhui Conch Cement Co., Ltd. Class H	4,167,592
1,084,000	AviChina Industry & Technology Co., Ltd. Class H	756,326
729,500	BAIC Motor Corp., Ltd. Class H 144A	270,016
10,491,000	Bank of China, Ltd. Class H	3,585,464
126,500	Bank of Chongqing Co., Ltd. Class H	79,125
1,385,000	Bank of Communications Co., Ltd. Class H	732,346
211,200	Bank of Zhengzhou Co., Ltd. Class H 144A	54,476
998,000	BBMG Corp. Class H(a)	193,065
764,000	Beijing Capital International Airport Co., Ltd. Class H	637,500
232,000	Beijing North Star Co., Ltd. Class H	43,385
28,000	Central China Securities Co., Ltd. Class H*	6,067
27,294	Changchun High & New Technology Industry Group, Inc. Class A	1,873,536
2,831,000	China Cinda Asset Management Co., Ltd. Class H	536,710
1,442,000	China CITIC Bank Corp., Ltd. Class H	611,848
678,000	China Coal Energy Co., Ltd. Class H	203,736
243,202	China Communications Construction Co., Ltd. Class H	105,074
1,040,000	China Communications Services Corp., Ltd. Class H	458,714
12,144,000	China Construction Bank Corp. Class H	9,224,857
518,000	China Eastern Airlines Corp., Ltd. Class H	223,798
1,760,000	China Energy Engineering Corp., Ltd. Class H	170,238
535,000	China Everbright Bank Co., Ltd. Class H	203,544
906,500	China Galaxy Securities Co., Ltd. Class H	568,181
3,691,000	China Huarong Asset Management Co., Ltd. Class H 144A	409,379
118,000	China International Capital Corp., Ltd. Class H* 144A	319,583
228,780	China International Marine Containers Group Co., Ltd. Class H(a)	333,410
309,000	China Life Insurance Co., Ltd. Class H	681,455
221,000	China Machinery Engineering Corp. Class H	58,429
3,343,600	China Merchants Bank Co., Ltd. Class H	21,129,684
19,240	China Merchants Securities Co., Ltd. Class H 144A	28,784
960,500	China Minsheng Banking Corp., Ltd. Class H	547,523
306,000	China Molybdenum Co., Ltd. Class H	199,689
2,396,400	China National Building Material Co., Ltd. Class H	2,880,433
518,000	China Oilfield Services, Ltd. Class H	438,244
330,400	China Pacific Insurance Group Co., Ltd. Class H	1,293,247
3,430,000	China Petroleum & Chemical Corp. Class H	1,534,992
136,000	China Railway Construction Corp., Ltd. Class H	74,368
585,000	China Railway Group, Ltd. Class H	258,027
351,000	China Railway Signal & Communication Corp., Ltd. Class H 144A	117,696
1,639,000	China Reinsurance Group Corp. Class H	169,103
537,500	China Shenhua Energy Co., Ltd. Class H	1,012,078
608,000	China Southern Airlines Co., Ltd. Class H* (a)	362,266
282,963	China Tourism Group Duty Free Corp., Ltd. Class A	12,221,001
2,188,000	China Tower Corp., Ltd. Class H(a) 144A	321,688
1,215,900	China Vanke Co., Ltd. Class H	4,194,732
45,000	China Zheshang Bank Co., Ltd. Class H	21,996

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	China — continued
988,000	Chongqing Rural Commercial Bank Co., Ltd. Class H	402,649
166,500	CITIC Securities Co., Ltd. Class H	375,352
666,000	COSCO SHIPPING Development Co., Ltd. Class H	108,225
602,000	COSCO SHIPPING Energy Transportation Co., Ltd. Class H	236,798
383,000	COSCO SHIPPING Holdings Co., Ltd. Class H*	459,372
30,000	CSSC Offshore and Marine Engineering Group Co., Ltd. Class H* (a)	29,985
141,600	Dongfang Electric Corp., Ltd. Class H	103,545
76,000	Everbright Securities Co., Ltd. Class H(a) 144A	68,023
166,860	Foshan Haitian Flavouring & Food Co., Ltd. Class A	5,116,686
44,000	Fuyao Glass Industry Group Co., Ltd. Class H 144A	241,738
265,400	GF Securities Co., Ltd. Class H	375,141
417,000	Great Wall Motor Co., Ltd. Class H	1,430,541
426,000	Guangshen Railway Co., Ltd. Class H	76,917
86,800	Guangzhou Automobile Group Co., Ltd. Class H	96,496
44,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	107,931
942,000	Guangzhou R&F Properties Co., Ltd. Class H	1,211,236
43,800	Guotai Junan Securities Co., Ltd. Class H(a) 144A	63,832
152,000	Haier Smart Home Co., Ltd. Class H*	550,849
298,800	Haitong Securities Co., Ltd. Class H	267,052
533,699	Hangzhou Hikvision Digital Technology Co., Ltd. Class A	3,958,797
63,000	Hisense Home Appliances Group Co., Ltd. Class H	97,012
67,000	Huatai Securities Co., Ltd. Class H 144A	105,419
67,100	Huishang Bank Corp., Ltd. Class H	21,981
7,667,000	Industrial & Commercial Bank of China, Ltd. Class H	4,973,660
237,642	Jiangsu Hengrui Medicine Co., Ltd. Class A	4,050,212
199,024	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	7,181,821
410,000	Jiangxi Copper Co., Ltd. Class H	644,041
33,904	Kweichow Moutai Co., Ltd. Class A	10,358,144
194,500	Legend Holdings Corp. Class H(a) 144A	255,358
15,233	Livzon Pharmaceutical Group, Inc. Class H	59,035
288,700	LONGi Green Energy Technology Co., Ltd. Class A	4,070,176
238,788	Luxshare Precision Industry Co., Ltd. Class A	2,049,112
1,001,000	Metallurgical Corp. of China, Ltd. Class H	176,863
1,385,838	Midea Group Co., Ltd. Class A	20,860,255
46,700	New China Life Insurance Co., Ltd. Class H	182,190
17,200	Orient Securities Co., Ltd. Class H 144A	12,112
958,000	People’s Insurance Co. Group of China, Ltd. (The) Class H	303,937
3,068,000	PetroChina Co., Ltd. Class H	949,619
3,818,400	PICC Property & Casualty Co., Ltd. Class H	2,890,694
2,933,900	Ping An Insurance Group Co. of China, Ltd. Class H	35,946,078
1,257,000	Postal Savings Bank of China Co., Ltd. Class H 144A	710,055
184,000	Qingdao Port International Co., Ltd. Class H 144A	113,667
82,500	Qinhuangdao Port Co., Ltd. Class H	13,832
170,606	Red Star Macalline Group Corp., Ltd. Class H 144A	103,633
695,987	Sany Heavy Industry Co., Ltd. Class A	3,722,687
1,028,995	Shaanxi Coal Industry Co., Ltd. Class A	1,469,588
114,500	Shandong Chenming Paper Holdings, Ltd. Class H	55,080
29,500	Shandong Gold Mining Co., Ltd. Class H 144A	68,102
236,000	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	533,247

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	China — continued
702,000	Shanghai Electric Group Co., Ltd. Class H*	215,475
358,000	Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	1,710,621
241,000	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	424,571
152,000	Shengjing Bank Co., Ltd. Class H* (a) 144A	141,731
573,500	Sinopec Engineering Group Co., Ltd. Class H(a)	247,037
256,000	Sinopec Oilfield Service Corp. Class H*	20,140
760,000	Sinopec Shanghai Petrochemical Co., Ltd. Class H	161,726
496,400	Sinopharm Group Co., Ltd. Class H	1,207,414
1,024,000	Sinotrans, Ltd. Class H	372,419
2,649,000	TravelSky Technology, Ltd. Class H	6,388,607
28,000	Tsingtao Brewery Co., Ltd. Class H	293,222
933,100	Weichai Power Co., Ltd. Class H	1,872,494
61,000	Xinhua Winshare Publishing and Media Co., Ltd. Class H	37,605
124,449	Xinjiang Goldwind Science & Technology Co., Ltd. Class H(a)	250,058
650,000	Yanzhou Coal Mining Co., Ltd. Class H	519,742
150,331	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	6,149,278
739,500	Zhaojin Mining Industry Co., Ltd. Class H	880,283
204,800	Zhuzhou CRRC Times Electric Co., Ltd. Class H	892,749
292,000	Zijin Mining Group Co., Ltd. Class H	330,643
1,453,200	Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	1,742,974
23,200	ZTE Corp. Class H(a)	58,345

	Total China	217,383,639

	Colombia — 0.1%
3,647	Bancolombia SA	37,296
3,719	Bancolombia SA, ADR	149,429
66,156	Cementos Argos SA	119,528
4,344	Corp. Financiera Colombiana SA*	41,148
62,535	Grupo Argos SA	254,125
26,734	Grupo de Inversiones Suramericana SA	197,584

	Total Colombia	799,110

	Czech Republic — 0.0%
21,689	CEZ AS	520,404
4,075	Komercni Banka AS*	124,735

	Total Czech Republic	645,139

	France — 0.2%
39,634	Sanofi	3,816,492

	Greece — 0.1%
185,049	Alpha Bank AE*	216,047
21,622	Ellaktor SA*	45,636
171,019	Eurobank Ergasias Services and Holdings SA*	121,072
5,462	GEK Terna Holding Real Estate Construction SA*	52,662
5,901	LAMDA Development SA*	51,263
1,550	Motor Oil Hellas Corinth Refineries SA	22,379
6,454	Mytilineos SA	93,972

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Greece — continued
97,950	National Bank of Greece SA*	270,974
106,195	Piraeus Bank SA*	168,915

	Total Greece	1,042,920

	Hong Kong — 2.2%
266,000	Beijing Enterprises Holdings, Ltd.	867,930
870,500	BYD Electronic International Co., Ltd.(a)	4,558,032
286,000	China Everbright, Ltd.	382,865
1,464,000	China Jinmao Holdings Group, Ltd.	674,050
543,878	China Merchants Port Holdings Co., Ltd.	665,657
573,000	China Mobile, Ltd.	3,266,326
48,847	China Mobile, Ltd., ADR	1,394,093
772,000	China Overseas Grand Oceans Group, Ltd.	414,184
652,000	China Overseas Land & Investment, Ltd.	1,417,711
4,000	China Resources Beer Holdings Co., Ltd.	36,833
631,000	China Resources Pharmaceutical Group, Ltd. 144A	323,888
600,600	China Taiping Insurance Holdings Co., Ltd.	1,082,867
1,142,000	China Traditional Chinese Medicine Holdings Co., Ltd.	565,562
1,130,000	China Unicom Hong Kong, Ltd.	648,517
1,977	China Unicom Hong Kong, Ltd., ADR(a)	11,229
867,000	CITIC, Ltd.	613,867
2,463,000	CNOOC, Ltd.	2,280,717
1,780	CNOOC, Ltd., ADR	163,137
9,325,560	CSPC Pharmaceutical Group, Ltd.	9,537,416
931,000	Far East Horizon, Ltd.(a)	959,354
785,000	Fosun International, Ltd.	1,233,104
128,000	Hua Hong Semiconductor, Ltd.* (a) 144A	726,349
740,000	Lenovo Group, Ltd.	698,595
396,000	MMG, Ltd.*	172,111
124,000	Poly Property Group Co., Ltd.	36,302
108,000	Shanghai Industrial Holdings, Ltd.	147,643
1,501,936	Shenzhen Investment, Ltd.	515,247
1,308,000	Sino-Ocean Group Holding, Ltd.	261,470
186,000	Sinotruk Hong Kong, Ltd.	474,964
3,346,000	Yuexiu Property Co., Ltd.	673,183

	Total Hong Kong	34,803,203

	Hungary — 0.0%
69,547	MOL Hungarian Oil & Gas Plc*	513,824
703	OTP Bank Nyrt*	31,685

	Total Hungary	545,509

	India — 10.9%
6,171	ACC, Ltd.	136,777
44,749	Adani Enterprises, Ltd.	292,131
3,674	Adani Gas, Ltd.	18,941
38,930	Adani Green Energy, Ltd.*	558,902
30,247	Adani Ports & Special Economic Zone, Ltd.	199,011

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	India — continued
104,805	Adani Power, Ltd.*	71,359
16,809	Adani Transmission, Ltd.*	100,301
139,935	Aditya Birla Capital, Ltd.*	162,404
700	Ajanta Pharma, Ltd.	15,654
1,619	Alembic Pharmaceuticals, Ltd.	22,933
23,416	Alkem Laboratories, Ltd.	937,377
1,582	Amara Raja Batteries, Ltd.	19,984
174,970	Ambuja Cements, Ltd.	595,306
23,129	Apollo Tyres, Ltd.	56,360
7,623	Arvind Fashions, Ltd.*	16,046
22,672	Arvind, Ltd.*	14,506
322,163	Ashok Leyland, Ltd.	422,173
127,930	Asian Paints, Ltd.	4,833,300
329	Atul, Ltd.	28,929
153,894	Aurobindo Pharma, Ltd.	1,937,694
255,808	Axis Bank, Ltd.*	2,167,108
2,807	Bajaj Auto, Ltd.	131,961
58,933	Bajaj Finance, Ltd.	4,264,663
8,264	Bajaj Holdings & Investment, Ltd.	348,803
2,657	Balkrishna Industries, Ltd.	59,971
101,945	Bank of Baroda*	85,666
98,240	Bharat Electronics, Ltd.	162,081
19,571	Bharat Forge, Ltd.	140,620
62,808	Bharti Airtel, Ltd.	437,960
1,542	Birla Corp., Ltd.	15,195
19,360	Birlasoft, Ltd.*	65,684
82,417	Britannia Industries, Ltd.	4,029,626
36,735	Cadila Healthcare, Ltd.	239,763
27,266	Canara Bank*	48,138
2,595	Ceat, Ltd.	38,427
3,469	Century Textiles & Industries, Ltd.	19,496
22,089	Cholamandalam Investment and Finance Co., Ltd.	116,994
36,527	Cipla, Ltd.	409,374
36,248	City Union Bank, Ltd.	89,618
20,876	Container Corp. Of India, Ltd.	113,798
115,422	Coromandel International, Ltd.	1,280,317
7,878	Cummins India, Ltd.	61,834
8,817	Dalmia Bharat, Ltd.	130,329
18,651	DCB Bank, Ltd.*	30,631
3,643	DCM Shriram, Ltd.	19,694
15,841	Dhani Services, Ltd.	69,040
102,560	DLF, Ltd.	325,924
252	Dr. Reddy’s Laboratories, Ltd.	17,982
1,155	eClerx Services, Ltd.	13,958
114,738	Edelweiss Financial Services, Ltd.*	107,566
1,345	Endurance Technologies, Ltd. 144A	24,721
16,885	Engineers India, Ltd.	18,071
5,565	Escorts, Ltd.	96,677
79,688	Exide Industries, Ltd.	208,633

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	India — continued
542,651	Federal Bank, Ltd.*	496,104
2,842	Finolex Cables, Ltd.	13,287
3,589	Finolex Industries, Ltd.	31,822
21,744	Firstsource Solutions, Ltd.	30,339
266,518	GAIL India, Ltd.	449,926
17,950	General Insurance Corp. of India* 144A	34,098
38,255	Glenmark Pharmaceuticals, Ltd.	257,878
2,536	Godrej Industries, Ltd.*	14,634
61,691	Grasim Industries, Ltd.	779,712
7,206	Great Eastern Shipping Co., Ltd. (The)	25,957
9,733	Gujarat Fluorochemicals, Ltd.*	75,528
6,590	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	20,207
27,059	Gujarat Pipavav Port, Ltd.	35,829
29,302	Gujarat State Petronet, Ltd.	88,667
812,359	HCL Technologies, Ltd.	10,522,004
497,294	HDFC Bank, Ltd.*	9,790,024
20,284	HDFC Bank, Ltd., ADR*	1,465,722
6,326	Hero MotoCorp, Ltd.	268,931
322,010	Hindalco Industries, Ltd.	1,054,159
629,906	Housing Development Finance Corp., Ltd.	21,982,808
304,668	ICICI Bank, Ltd.*	2,226,608
157,174	ICICI Bank, Ltd., ADR*	2,335,606
422,223	IDFC First Bank, Ltd.*	213,806
108,770	IDFC, Ltd.*	55,228
838	IIFL Wealth Management, Ltd.	11,553
27,565	Indian Hotels Co., Ltd. (The)	45,459
32,410	Indus Towers, Ltd.	101,997
17,518	IndusInd Bank, Ltd.*	214,098
576,283	Infosys, Ltd.	9,886,348
340,102	Infosys, Ltd., ADR	5,764,729
173,466	Jindal Steel & Power, Ltd.*	632,685
1,744	JK Cement, Ltd.	45,347
27,085	JM Financial, Ltd.	31,193
67,162	JSW Energy, Ltd.	62,366
104,961	JSW Steel, Ltd.	554,487
12,063	Jubilant Life Sciences, Ltd.	139,009
4,066	Kalpataru Power Transmission, Ltd.	17,835
31,853	Karnataka Bank, Ltd. (The)*	25,197
3,700	KEC International, Ltd.	18,369
19,360	KPIT Technologies, Ltd.	37,518
1,219	KPR Mill, Ltd.	14,554
2,301	KRBL, Ltd.	7,709
127,540	L&T Finance Holdings, Ltd.	163,031
41,363	Larsen & Toubro, Ltd.	729,213
9,480	Laurus Labs, Ltd. 144A	45,845
98,662	LIC Housing Finance, Ltd.	487,723
33,224	Lupin, Ltd.	444,654
219,410	Mahindra & Mahindra Financial Services, Ltd.*	523,996
81,527	Mahindra & Mahindra, Ltd.	804,531

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	India — continued
20,010	Mahindra CIE Automotive, Ltd.*	46,912
678,138	Manappuram Finance, Ltd.	1,539,715
36,494	Maruti Suzuki India, Ltd.	3,822,836
6,843	Max Financial Services, Ltd.*	63,216
3,712,999	Motherson Sumi Systems, Ltd.	8,384,642
3,874	Motilal Oswal Financial Services, Ltd.	32,016
11,977	Mphasis, Ltd.	252,432
233	MRF, Ltd.	241,044
139,973	Muthoot Finance, Ltd.	2,312,210
8,687	Natco Pharma, Ltd.	114,253
96,063	NCC, Ltd.	75,793
30,348	NMDC, Ltd.	47,370
19,035	Oberoi Realty, Ltd.*	150,902
54,159	PC Jeweller, Ltd.*	18,790
5,014	Persistent Systems, Ltd.	104,030
36,873	Petronet LNG, Ltd.	124,950
6,186	Phoenix Mills, Ltd. (The)*	65,689
26,959	Piramal Enterprises, Ltd.	525,215
9,329	PNB Housing Finance, Ltd.* 144A	46,347
174,603	Power Finance Corp., Ltd.	272,894
15,450	Prestige Estates Projects, Ltd.	56,245
6,287	Quess Corp., Ltd.* 144A	46,550
8,780	Rain Industries, Ltd.	15,044
22,196	Rajesh Exports, Ltd.	147,604
4,988	Ramco Cements, Ltd. (The)	54,640
93,936	RBL Bank, Ltd. 144A	296,589
198,915	REC, Ltd.	365,611
34,104	Reliance Capital, Ltd.*	5,578
1,389,658	Reliance Industries, Ltd.	37,691,507
34,712	Reliance Industries, Ltd. (Partly Paid-up Shares)	529,700
191,600	Reliance Power, Ltd.*	8,784
2,509	Sadbhav Engineering, Ltd.*	2,150
2,004	Shriram City Union Finance, Ltd.	29,345
46,272	Shriram Transport Finance Co., Ltd.	663,041
5,971	Sobha, Ltd.	33,382
1,352	SRF, Ltd.	102,835
255,206	State Bank of India*	958,409
269,432	Steel Authority of India, Ltd.*	272,686
4,325	Strides Pharma Science, Ltd.	51,852
53,011	Sun Pharmaceutical Industries, Ltd.	428,376
10,790	Sun TV Network, Ltd.	70,941
3,547	Sundaram Finance, Ltd.	88,350
8,853	Sunteck Realty, Ltd.	41,801
19,260	Tata Chemicals, Ltd.	125,786
70,675	Tata Consumer Products, Ltd.	571,165
383,877	Tata Motors, Ltd.*	964,060
120,845	Tata Steel, Ltd.	1,062,702
18,822	Tech Mahindra, Ltd.	250,900
1,123	Thermax, Ltd.	14,000

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	India — continued
22,198	Thomas Cook India, Ltd.*	14,279
37,503	TV18 Broadcast, Ltd.*	15,860
3,361	UltraTech Cement, Ltd.	242,826
1,312,048	UPL, Ltd.	8,380,372
435	Vardhman Textiles, Ltd.*	6,403
345,735	Vedanta, Ltd.	761,097
1,792,167	Vodafone Idea, Ltd.*	261,218
39,909	Welspun India, Ltd.	37,196
84,309	Wipro, Ltd.	445,386
3,632	Wockhardt, Ltd.*	26,842
324,058	Yes Bank, Ltd.*	79,166
242,266	Zee Entertainment Enterprises, Ltd.	741,876
2,971	Zensar Technologies, Ltd.	9,637

	Total India	173,121,788

	Indonesia — 1.4%
5,204,400	Adaro Energy Tbk PT	529,701
903,600	Aneka Tambang Tbk PT	124,446
260,400	Astra Agro Lestari Tbk PT	228,429
1,769,800	Astra International Tbk PT	758,936
3,308,000	Bank Central Asia Tbk PT	7,969,808
104,300	Bank Danamon Indonesia Tbk PT	23,310
4,970,400	Bank Mandiri Persero Tbk PT	2,237,564
541,200	Bank Maybank Indonesia Tbk PT	13,328
945,400	Bank Negara Indonesia Persero Tbk PT	415,505
928,000	Bank Pan Indonesia Tbk PT*	70,343
19,566,400	Bank Rakyat Indonesia Persero Tbk PT	5,807,252
796,500	Bank Tabungan Negara Persero Tbk PT	97,791
267,700	Barito Pacific Tbk PT*	20,959
1,408,400	Bukit Asam Tbk PT	281,680
1,040,000	Bumi Serpong Damai Tbk PT*	90,676
4,559,300	Ciputra Development Tbk PT	319,638
23,400	Gudang Garam Tbk PT*	68,285
825,600	Indah Kiat Pulp & Paper Corp. Tbk PT	612,589
50,800	Indocement Tunggal Prakarsa Tbk PT	52,337
457,200	Indofood Sukses Makmur Tbk PT	222,905
960,600	Japfa Comfeed Indonesia Tbk PT	100,162
340,800	Media Nusantara Citra Tbk PT*	27,652
131,500	Pabrik Kertas Tjiwi Kimia Tbk PT	92,190
4,429,400	Pakuwon Jati Tbk PT*	160,782
257,300	Semen Indonesia Persero Tbk PT	227,541
219,300	United Tractors Tbk PT	415,187
486,700	Vale Indonesia Tbk PT*	176,667
1,992,800	XL Axiata Tbk PT	387,213

	Total Indonesia	21,532,876

	Luxembourg — 0.8%
241,940	Allegro.eu SA*	5,499,817
35,214	Globant SA*	7,662,919

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Luxembourg — continued
21,502	Kernel Holding SA	284,500

	Total Luxembourg	13,447,236

	Malaysia — 0.5%
370,400	Alliance Bank Malaysia Bhd*	267,959
463,200	AMMB Holdings Bhd	420,306
118,000	Axiata Group Bhd	109,713
1,600	Batu Kawan Bhd	7,120
27,700	BIMB Holdings Bhd	29,335
599,588	CIMB Group Holdings Bhd	640,952
339,700	DRB-Hicom Bhd	175,656
631,000	FGV Holdings Bhd	200,790
459,763	Gamuda Bhd	444,618
445,500	Genting Bhd	493,954
869,600	Genting Malaysia Bhd	581,535
16,700	Genting Plantations Bhd	40,894
25,000	Hong Leong Bank Bhd	113,114
44,800	Hong Leong Financial Group Bhd	201,141
11,400	IHH Healthcare Bhd	15,587
1,055,200	IJM Corp. Bhd	453,821
328,300	IOI Properties Group Bhd	126,505
186,600	KPJ Healthcare Bhd	46,389
214,500	Lotte Chemical Titan Holding Bhd 144A	147,710
72,720	Magnum Bhd	41,218
217,840	Malayan Banking Bhd	458,154
297,600	Malaysia Airports Holdings Bhd	437,984
825,635	Malaysia Building Society Bhd	138,547
34,900	Mega First Corp. Bhd	59,866
179,200	MISC Bhd	306,054
96,300	Oriental Holdings Bhd	130,954
69,600	Petronas Chemicals Group Bhd	128,559
102,800	Public Bank Bhd	526,459
251,200	RHB Bank Bhd	340,345
7,800	Scientex Bhd	24,588
220,600	Serba Dinamik Holdings Bhd	96,521
705,200	Sime Darby Bhd	404,975
1,139,600	Sime Darby Property Bhd	188,399
188,853	SP Setia Group Bhd	46,480
548,196	Sunway Bhd	219,415
13,000	UMW Holdings Bhd	11,098
239,100	UOA Development Bhd	100,455
56,000	Yinson Holdings Bhd	80,050
904,786	YTL Corp. Bhd*	172,072

	Total Malaysia	8,429,292

	Marshall Islands — 0.0%
10,988	Atlas Corp.(a)	119,110

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Mexico — 2.1%
10,775	ALEATICA SAB de CV(a)	13,249
775,577	Alfa SAB de CV Class A	557,389
147,998	Alpek SAB de CV(a)	127,977
49,168	Arca Continental SAB de CV	234,816
2,350,778	Cemex SAB de CV*	1,213,997
120,950	Cemex SAB de CV, ADR*	625,312
12,081	Coca-Cola Femsa SAB de CV	55,568
560	Coca-Cola Femsa SAB de CV, ADR	25,816
775,577	Controladora Nemak SAB de CV*	102,759
40,947	El Puerto de Liverpool SAB de CV* (a)	143,316
52,116	Fomento Economico Mexicano SAB de CV	394,764
735,200	Grupo Aeroportuario del Pacifico SAB de CV Class B*	8,191,232
39,702	Grupo Bimbo SAB de CV Series A	85,977
51,326	Grupo Carso SAB de CV Series A-1*	169,880
62,104	Grupo Cementos de Chihuahua SAB de CV	375,638
4,142	Grupo Elektra SAB DE CV	273,874
1,725,592	Grupo Financiero Banorte SAB de CV Series O*	9,495,931
261,449	Grupo Financiero Inbursa SAB de CV Series O*	262,689
34,200	Grupo Lala SAB de CV	26,295
716,271	Grupo Mexico SAB de CV Series B	3,033,606
76,700	Grupo Sanborns SAB de CV*	74,138
499,284	Grupo Televisa SAB*	817,377
19,886	Grupo Televisa SAB, ADR*	163,861
72,426	Industrias Bachoco SAB de CV Series B(a)	272,686
14,508	Industrias CH SAB de CV Series B(a)	68,807
21,786	Industrias Penoles SAB de CV*	369,888
57,010	Megacable Holdings SAB de CV	206,461
195,875	Orbia Advance Corp. SAB de CV	459,963
14,495	Organizacion Soriana SAB de CV Class B*	14,731
26,674	Promotora y Operadora de Infraestructura SAB de CV	236,198
1,809	Promotora y Operadora de Infraestructura SAB de CV Series L(a)	9,804
1,989,300	Wal-Mart de Mexico SAB de CV	5,580,882

	Total Mexico	33,684,881

	Netherlands — 0.7%
32,721	X5 Retail Group NV, Reg S, GDR(c)	1,181,883
145,909	Yandex NV Class A* (a)	10,152,348

	Total Netherlands	11,334,231

	Philippines — 0.2%
1,514,400	Alliance Global Group, Inc.	334,266
14,920	Ayala Corp.	256,933
238,400	Ayala Land, Inc.	203,037
73,229	Bank of the Philippine Islands	124,047
136,330	BDO Unibank, Inc.	303,186
402,700	Bloomberry Resorts Corp.	68,006
156,200	China Banking Corp.	81,152
1,030,300	DMCI Holdings, Inc.	121,430
143,300	Emperador, Inc.	30,138

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Philippines — continued
160,300	Filinvest Development Corp.	31,510
5,355	GT Capital Holdings, Inc.	65,232
162,457	JG Summit Holdings, Inc.	242,213
4,950	Jollibee Foods Corp.	20,120
485,800	LT Group, Inc.	132,518
3,188,300	Megaworld Corp.	270,873
344,546	Metropolitan Bank & Trust Co.	351,911
111,100	Nickel Asia Corp.	12,955
1,830	PLDT, Inc.	51,062
95,700	Puregold Price Club, Inc.*	81,704
621,000	Robinsons Land Corp.	274,141
130,730	Robinsons Retail Holdings, Inc.	176,944
55,020	San Miguel Corp.	146,763
93,020	Security Bank Corp.	259,554
570	Top Frontier Investment Holdings, Inc.*	1,662
28,020	Union Bank of the Philippines	41,951
358,900	Vista Land & Lifescapes, Inc.	34,976

	Total Philippines	3,718,284

	Poland — 0.4%
11,576	Asseco Poland SA	211,574
2,685	Bank Handlowy w Warszawie SA*	25,330
83,809	Bank Millennium SA*	73,552
24,738	Bank Polska Kasa Opieki SA*	405,661
7,436	Cyfrowy Polsat SA	60,430
42,721	Dino Polska SA*	3,318,158
10,974	Enea SA*	19,247
6,244	Grupa Lotos SA	69,462
824	ING Bank Slaski SA*	37,816
7,292	KGHM Polska Miedz SA*	358,142
2,816	mBank SA*	135,434
155,122	PGE Polska Grupa Energetyczna SA*	270,610
45,024	Polski Koncern Naftowy ORLEN SA	697,473
38,524	Powszechna Kasa Oszczednosci Bank Polski SA*	296,943
1,525	Santander Bank Polska SA*	76,005
244,197	Tauron Polska Energia SA*	178,396

	Total Poland	6,234,233

	Russia — 0.6%
498,040	Gazprom PJSC, ADR	2,786,036
26,715	LUKOIL PJSC, ADR	1,821,963
75,769	MMC Norilsk Nickel PJSC, ADR(a)	2,363,993
47,514	Rosneft Oil Co. PJSC, Reg S, GDR(c)	267,979
14,489	RusHydro PJSC, ADR	15,619
113,660	Sberbank of Russia PJSC, ADR	1,650,343
303,080	VTB Bank PJSC, Reg S, GDR(c)	289,290
20,403	VTB Bank PJSC, Reg S, (London Exchange) GDR(c)	19,474

	Total Russia	9,214,697

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	South Africa — 3.0%
98,163	Absa Group, Ltd.	801,009
6,115	AECI, Ltd.	36,218
39,208	African Rainbow Minerals, Ltd.	699,104
14,105	AngloGold Ashanti, Ltd.	328,908
87,158	Aspen Pharmacare Holdings, Ltd.*	743,903
20,143	Barloworld, Ltd.	124,927
182,366	Bid Corp., Ltd.	3,265,610
30,069	Bidvest Group, Ltd. (The)	321,432
80,061	Capitec Bank Holdings, Ltd.* (a)	7,808,656
303,001	Clicks Group, Ltd.	5,212,102
65,938	Discovery, Ltd.	689,243
11,359	Distell Group Holdings, Ltd.(a)	73,496
73,160	Exxaro Resources, Ltd.	691,817
313,266	FirstRand, Ltd.	1,088,527
74,446	Foschini Group, Ltd. (The)* (a)	518,531
39,189	Gold Fields, Ltd., ADR	363,282
48,898	Harmony Gold Mining Co., Ltd., ADR* (a)	228,843
47,836	Impala Platinum Holdings, Ltd.	657,516
44,672	Investec, Ltd.	111,431
127,755	KAP Industrial Holdings, Ltd.*	27,484
41,613	Kumba Iron Ore, Ltd.	1,764,411
43,319	Liberty Holdings, Ltd.	182,787
487,162	Life Healthcare Group Holdings, Ltd.*	557,846
341,743	Momentum Metropolitan Holdings	366,666
7,473	Motus Holdings, Ltd.*	28,490
194,112	MTN Group(a)	795,411
16,234	MultiChoice Group	148,097
64,572	Naspers, Ltd. Class N	13,273,115
80,560	Nedbank Group, Ltd.	710,129
40,837	Netcare, Ltd.	34,752
19,377	Ninety One, Ltd.	58,044
7,817	Northam Platinum, Ltd.*	111,507
978,113	Old Mutual, Ltd.(a)	791,746
259,564	Pepkor Holdings, Ltd.(a) 144A	240,855
19,542	PSG Group, Ltd.	79,665
16,439	Reunert, Ltd.	40,513
75,030	Sanlam, Ltd.	300,094
3,356	Santam, Ltd.	58,211
10,040	Sappi, Ltd.*	22,433
150,015	Sasol, Ltd.*	1,367,816
8,988	Sasol, Ltd., ADR*	79,634
111,500	Sibanye Stillwater, Ltd.	455,451
151,875	Standard Bank Group, Ltd.	1,313,949
23,097	Telkom SA SOC, Ltd.(a)	48,289
17,783	Tiger Brands, Ltd.	252,034
34,879	Tongaat Hulett Pvt., Ltd.*	23,152
23,647	Vodacom Group, Ltd.	200,252

	Total South Africa	47,097,388

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	South Korea — 9.3%
89,733	BNK Financial Group, Inc.*	469,192
11,550	Chong Kun Dang Pharmaceutical Corp.*	2,408,244
2,348	CJ CheilJedang Corp.*	823,518
5,394	CJ Corp.*	457,321
870	CJ ENM Co., Ltd.*	111,723
809	CJ Logistics Corp.*	123,253
30,324	Daelim Industrial Co., Ltd.* (b)	2,316,940
11,002	Daesang Corp.*	263,833
30,023	Daewoo Engineering & Construction Co., Ltd.*	137,775
3,025	Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	76,300
2,546	Daishin Securities Co., Ltd.*	30,469
13,352	Daou Technology, Inc.*	269,179
17,794	DB Insurance Co., Ltd.*	716,641
82,502	DGB Financial Group, Inc.*	515,685
803	Dong-A ST Co., Ltd.*	65,494
6,721	Dongkuk Steel Mill Co., Ltd.*	50,239
184	Dongwon F&B Co., Ltd.*	30,319
637	Dongwon Industries Co., Ltd.*	130,473
16,157	Doosan Bobcat, Inc.*	440,997
2,955	Doosan Co., Ltd.*	142,541
2,020	Doosan Fuel Cell Co., Ltd.*	99,484
4,031	Doosan Heavy Industries & Construction Co., Ltd.*	50,095
66,417	Doosan Infracore Co., Ltd.* (a)	484,233
54,927	Douzone Bizon Co., Ltd.*	5,258,592
6,054	E-MART, Inc.*	844,317
20,632	GS Engineering & Construction Corp.*	717,932
11,678	GS Holdings Corp.*	403,672
1,043	GS Home Shopping, Inc.*	133,459
2,382	GS Retail Co., Ltd.*	75,541
143,986	Hana Financial Group, Inc.	4,572,878
6,945	Handsome Co., Ltd.*	193,396
2,210	Hanil Holdings Co., Ltd.	22,175
1,404	Hanjin Transportation Co., Ltd.*	61,780
25,383	Hankook Tire & Technology Co., Ltd.*	920,639
7,661	Hansol Chemical Co., Ltd.*	1,385,793
11,140	Hanwha Aerospace Co., Ltd.*	292,267
13,220	Hanwha Corp.*	344,404
106,293	Hanwha Life Insurance Co., Ltd.*	238,751
3,432	Hanwha Solutions Corp.*	151,333
19,079	Harim Holdings Co., Ltd.*	158,245
8,362	HDC Hyundai Development Co-Engineering & Construction*	200,910
1,275	Huchems Fine Chemical Corp.*	30,106
3,397	Hyosung Corp.*	238,913
979	Hyundai Construction Equipment Co., Ltd.*	29,515
4,891	Hyundai Department Store Co., Ltd.*	321,474
16,209	Hyundai Engineering & Construction Co., Ltd.*	558,802
367	Hyundai Glovis Co., Ltd.*	62,163
22,628	Hyundai Greenfood Co., Ltd.*	182,474
1,587	Hyundai Heavy Industries Holdings Co., Ltd.*	414,172

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
2,815	Hyundai Home Shopping Network Corp.*	211,196
22,088	Hyundai Marine & Fire Insurance Co., Ltd.*	462,581
8,249	Hyundai Mipo Dockyard Co., Ltd.*	364,496
19,908	Hyundai Mobis Co., Ltd.*	4,682,403
16,550	Hyundai Motor Co.	2,925,159
27,801	Hyundai Steel Co.*	1,013,458
7,893	Hyundai Wia Corp.*	388,728
49,493	Industrial Bank of Korea	402,760
2,951	IS Dongseo Co., Ltd.*	145,064
63,062	JB Financial Group Co., Ltd.*	327,414
12,592	Kakao Corp.	4,514,944
111,989	KB Financial Group, Inc.	4,474,199
2,600	KB Financial Group, Inc., ADR	102,960
1,703	KCC Corp.	309,622
1,587	KEPCO Plant Service & Engineering Co., Ltd.*	43,389
33,130	Kia Motors Corp.*	1,903,077
1,016	KIWOOM Securities Co., Ltd.*	118,314
8,959	Kolon Industries, Inc.*	338,550
3,697	Korea Investment Holdings Co., Ltd.*	268,860
22,850	Korea Line Corp.*	63,946
1,596	Korea Petrochemical Ind Co., Ltd.*	337,918
4,542	Korea Shipbuilding & Offshore Engineering Co., Ltd.*	453,656
988	Korea Zinc Co., Ltd.*	365,168
7,058	Korean Air Lines Co., Ltd.*	176,726
41,339	Korean Reinsurance Co.*	300,253
172	Kumho Petrochemical Co., Ltd.*	22,959
33,269	Kumho Tire Co., Inc.*	115,919
4,934	LG Chem, Ltd.*	3,742,627
2,708	LG Corp.*	218,126
39,598	LG Display Co., Ltd.	676,188
17,609	LG Electronics, Inc.	2,188,360
813	LG Hausys, Ltd.*	58,376
6,945	LG Household & Health Care, Ltd.*	10,357,084
9,538	LG Innotek Co., Ltd.*	1,602,398
4,910	LG International Corp.*	111,642
35,705	LG Uplus Corp.*	386,204
1,034	LIG Nex1 Co., Ltd.*	29,032
2,136	Lock&Lock Co., Ltd.*	19,958
2,379	Lotte Chemical Corp.*	604,441
1,830	Lotte Chilsung Beverage Co., Ltd.*	182,781
482	Lotte Confectionery Co., Ltd.*	45,258
5,740	Lotte Corp.*	186,525
7,115	Lotte Fine Chemical Co., Ltd.*	361,547
4,985	Lotte Himart Co., Ltd.*	142,946
3,654	Lotte Shopping Co., Ltd.*	344,780
5,740	LS Corp.*	377,277
1,230	LS Electric Co., Ltd.*	71,447
14,919	Meritz Financial Group, Inc.*	134,728
7,767	Meritz Fire & Marine Insurance Co., Ltd.*	104,389

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
96,530	Meritz Securities Co., Ltd.*	325,677
32,691	Mirae Asset Daewoo Co., Ltd.*	284,086
27,209	Mirae Asset Life Insurance Co., Ltd.*	96,433
33,831	NAVER Corp.*	9,109,424
2,237	NCSoft Corp.*	1,917,193
39,730	NH Investment & Securities Co., Ltd.*	413,283
1,141	NHN Corp.*	78,356
2,544	NICE Holdings Co., Ltd.*	45,550
450	NongShim Co., Ltd.*	124,275
5,227	OCI Co., Ltd.*	447,492
12,241	Orion Holdings Corp.*	148,745
53,377	Pan Ocean Co., Ltd.*	246,665
2,500	Paradise Co., Ltd.*	35,211
9,343	Poongsan Corp.*	240,391
9,949	POSCO	2,491,142
13,167	Posco International Corp.*	176,360
1,276	S&T Motiv Co., Ltd.	58,027
6,346	Samsung C&T Corp.*	806,175
9,609	Samsung Card Co., Ltd.*	287,483
11,000	Samsung Electro-Mechanics Co., Ltd.*	1,802,449
343,065	Samsung Electronics Co., Ltd.	25,580,655
5,855	Samsung Electronics Co., Ltd., Reg S, GDR(c)	10,685,375
4,055	Samsung Fire & Marine Insurance Co., Ltd.*	699,910
11,648	Samsung Heavy Industries Co., Ltd.*	75,487
9,749	Samsung Life Insurance Co., Ltd.*	709,883
20,199	Samsung Securities Co., Ltd.*	752,140
1,186	Sebang Global Battery Co., Ltd.*	75,224
9,000	Seegene, Inc.	1,599,006
165,594	Shinhan Financial Group Co., Ltd.	4,885,656
2,572	Shinsegae, Inc.*	567,057
941	Shinyoung Securities Co., Ltd.	45,651
5,499	SK Discovery Co., Ltd.*	332,582
1,422	SK Gas, Ltd.*	136,794
2,130	SK Holdings Co., Ltd.	471,569
13,413	SK Hynix, Inc.	1,463,169
2,057	SK Innovation Co., Ltd.*	359,781
56,615	SK Networks Co., Ltd.*	253,029
6,679	SL Corp.*	99,911
985	Solus Advanced Materials Co., Ltd.*	44,929
8,544	Soulbrain Co., Ltd.*	2,141,702
151	Taekwang Industrial Co., Ltd.*	111,342
6,008	Taeyoung Engineering & Construction Co., Ltd.*	65,262
6,722	Tongyang Life Insurance Co., Ltd.*	21,782
3,499	TY Holdings Co., Ltd.*	89,222
95,443	Woori Financial Group, Inc.	854,884
154	Young Poong Corp.*	76,270
11,364	Youngone Corp.	331,620
928	Youngone Holdings Co., Ltd.*	32,249
20,175	Yuanta Securities Korea Co., Ltd.*	56,738

	Total South Korea	146,560,780

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Spain — 0.0%
16,331	CEMEX Latam Holdings SA*	22,115

	Taiwan — 15.0%
822,000	Acer, Inc.	691,875
92,000	Aerospace Industrial Development Corp.	94,953
16,991	Arcadyan Technology Corp.	56,721
74,000	Ardentec Corp.	101,790
264,000	ASE Technology Holding Co., Ltd.	763,869
378,000	Asia Cement Corp.	581,166
32,000	Asia Optical Co., Inc.	84,163
34,000	Asia Vital Components Co., Ltd.	79,984
571,000	Asustek Computer, Inc.	5,090,594
2,760,000	AU Optronics Corp.*	1,375,187
71,000	Brighton-Best International Taiwan, Inc.*	69,615
537,140	Capital Securities Corp.	259,031
201,960	Career Technology MFG. Co., Ltd.	251,210
130,000	Catcher Technology Co., Ltd.	953,093
1,987,058	Cathay Financial Holding Co., Ltd.	2,987,871
231,000	Cathay Real Estate Development Co., Ltd.	163,602
445,290	Chang Hwa Commercial Bank, Ltd.	284,467
27,000	Charoen Pokphand Enterprise	69,571
211,000	Cheng Loong Corp.	255,321
69,000	Cheng Shin Rubber Industry Co., Ltd.	108,173
163,000	Cheng Uei Precision Industry Co., Ltd.	273,233
35,110	Chicony Electronics Co., Ltd.	107,712
90,000	Chilisin Electronics Corp.	358,744
906,000	China Airlines, Ltd.*	388,544
266,000	China Bills Finance Corp.	141,056
2,400,000	China Development Financial Holding Corp.	794,363
905,595	China Life Insurance Co., Ltd.	715,503
294,260	China Man-Made Fiber Corp.*	117,293
70,800	China Motor Corp.*	127,499
460,950	China Petrochemical Development Corp.	191,119
13,000	China Steel Chemical Corp.	50,199
1,539,000	China Steel Corp.	1,355,621
238,000	Chipbond Technology Corp.	562,431
264,944	ChipMOS Technologies, Inc.	323,896
26,000	Chong Hong Construction Co., Ltd.	74,027
1,334,000	Compal Electronics, Inc.	982,767
79,000	Compeq Manufacturing Co., Ltd.	122,304
178,000	Coretronic Corp.	256,883
2,539,000	CTBC Financial Holding Co., Ltd.	1,780,137
80,000	CTCI Corp.	108,762
1,517,000	Delta Electronics, Inc.	14,199,267
1,080,000	E Ink Holdings, Inc.	1,760,410
6,601,799	E.Sun Financial Holding Co., Ltd.	6,003,131
322,100	Elite Material Co., Ltd.	1,799,762
7,688	Ennoconn Corp.	68,677
77,000	EnTie Commercial Bank Co., Ltd.	44,121

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
115,000	Epistar Corp.* (b)	169,443
128,740	Eternal Materials Co., Ltd.	167,466
741,208	Eva Airways Corp.	346,889
236,000	Evergreen International Storage & Transport Corp.	170,083
750,060	Evergreen Marine Corp. Taiwan, Ltd.*	1,086,463
180,000	Everlight Electronics Co., Ltd.	270,339
435,000	Far Eastern Department Stores, Ltd.	371,557
1,054,504	Far Eastern International Bank	407,195
476,000	Far Eastern New Century Corp.	490,433
29,000	Far EasTone Telecommunications Co., Ltd.	63,165
135,000	Farglory Land Development Co., Ltd.	270,500
55,000	Feng Hsin Steel Co., Ltd.	139,174
642,082	First Financial Holding Co., Ltd.	487,880
45,000	FLEXium Interconnect, Inc.	193,786
33,000	Formosa Advanced Technologies Co., Ltd.	44,395
274,000	Formosa Chemicals & Fibre Corp.	825,959
35,000	Formosa Petrochemical Corp.	124,315
135,000	Formosa Plastics Corp.	463,165
7,000	Formosa Sumco Technology Corp.	33,632
263,000	Formosa Taffeta Co., Ltd.	290,631
278,000	Foxconn Technology Co., Ltd.	528,337
831,000	Fubon Financial Holding Co., Ltd.	1,382,634
7,000	Fusheng Precision Co., Ltd.	43,224
3,000	Genius Electronic Optical Co., Ltd.	61,644
48,000	Getac Technology Corp.	83,536
23,000	Giant Manufacturing Co., Ltd.	225,105
583,000	Gigabyte Technology Co., Ltd.	1,614,257
2,000	Globalwafers Co., Ltd.	50,395
51,000	Gold Circuit Electronics, Ltd.*	91,661
131,000	Grand Pacific Petrochemical*	110,728
5,000	Grape King Bio, Ltd.	31,586
80,298	Great Wall Enterprise Co., Ltd.	145,175
45,000	Greatek Electronics, Inc.	89,686
137,274	Hannstar Board Corp.	211,788
801,000	HannStar Display Corp.*	350,641
63,800	Highwealth Construction Corp.	104,108
9,000	Hiwin Technologies Corp.	123,158
16,000	Holy Stone Enterprise Co., Ltd.	66,339
3,930,200	Hon Hai Precision Industry Co., Ltd.	12,868,475
17,000	Hota Industrial Manufacturing Co., Ltd.	63,225
471,060	Hua Nan Financial Holdings Co., Ltd.	305,959
32,000	Huaku Development Co., Ltd.	99,993
64,704	Hung Sheng Construction, Ltd.	45,135
892,740	IBF Financial Holdings Co., Ltd.	408,275
2,426,000	Innolux Corp.*	1,217,403
309,809	International CSRC Investment Holdings Co.	285,574
247,000	Inventec Corp.	210,976
424,614	Jih Sun Financial Holdings Co., Ltd.	190,410
79,040	Kenda Rubber Industrial Co., Ltd.	98,315

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
19,000	Kerry TJ Logistics Co., Ltd.	30,294
80,000	Kindom Development Co., Ltd.	95,808
4,000	King Slide Works Co., Ltd.	42,281
176,000	King Yuan Electronics Co., Ltd.	217,667
370,000	King’s Town Bank Co., Ltd.	510,926
493,000	Kinpo Electronics	213,181
123,000	Kinsus Interconnect Technology Corp.	354,143
3,000	Largan Precision Co., Ltd.	341,127
178,000	Lite-On Technology Corp., ADR	315,481
270,327	Longchen Paper & Packaging Co., Ltd.	223,685
88,000	Lotes Co., Ltd.	1,486,084
12,000	Lotus Pharmaceutical Co., Ltd.*	34,166
26,000	Lung Yen Life Service Corp.	48,950
119,000	Macronix International	179,148
8,000	Marketech International Corp.	33,170
561,000	MediaTek, Inc.	14,914,478
1,015,000	Mega Financial Holding Co., Ltd.	1,076,482
161,128	Mercuries & Associates Holding, Ltd.	118,704
489,782	Mercuries Life Insurance Co., Ltd.*	150,257
929,200	Micro-Star International Co., Ltd.	4,381,771
47,000	Nan Kang Rubber Tire Co., Ltd.	70,170
180,000	Nan Ya Plastics Corp.	460,602
19,000	Nan Ya Printed Circuit Board Corp.*	123,069
44,000	Nantex Industry Co., Ltd.	95,679
50,000	Nanya Technology Corp.	154,459
597,000	Novatek Microelectronics Corp.	7,840,167
517,726	O-Bank Co., Ltd.	127,690
291,000	Pegatron Corp.	697,000
285,000	Phison Electronics Corp.	3,372,571
10,000	Pixart Imaging, Inc.	68,332
705,000	Pou Chen Corp.	787,850
66,000	Powertech Technology, Inc.	222,913
121,380	President Securities Corp.	79,486
58,000	Primax Electronics, Ltd.	100,630
378,000	Prince Housing & Development Corp.	154,708
626,000	Qisda Corp., ADR	644,982
107,000	Quanta Computer, Inc.	308,075
421,200	Radiant Opto-Electronics Corp.	1,708,905
245,000	Realtek Semiconductor Corp.	3,404,958
25,000	Ruentex Industries, Ltd.	62,015
85,000	Sanyang Motor Co., Ltd.	107,997
31,000	Sercomm Corp.	86,056
172,000	Shanghai Commercial & Savings Bank, Ltd. (The)	251,591
95,000	Shihlin Electric & Engineering Corp.	171,756
2,258,574	Shin Kong Financial Holding Co., Ltd.	708,166
24,990	Shin Zu Shing Co., Ltd.	117,844
508,000	Shinkong Synthetic Fibers Corp.	257,634
43,342	Sigurd Microelectronics Corp.	69,799
12,000	Simplo Technology Co., Ltd.	149,477

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
33,000	Sino-American Silicon Products, Inc.	208,467
1,717,480	SinoPac Financial Holdings Co., Ltd.	699,877
34,000	Sinyi Realty, Inc.	35,212
18,000	Standard Foods Corp.	39,270
127,000	Synnex Technology International Corp.	212,435
5,000	Systex Corp.	15,606
413,719	TA Chen Stainless Pipe	460,866
1,259,098	Taichung Commercial Bank Co., Ltd.	486,199
1,551,655	Taishin Financial Holding Co., Ltd.	731,704
1,613,939	Taiwan Business Bank	558,888
1,726,929	Taiwan Cement Corp.	2,655,112
893,097	Taiwan Cooperative Financial Holding Co., Ltd.	646,826
397,000	Taiwan Glass Industry Corp.*	275,518
81,000	Taiwan Hon Chuan Enterprise Co., Ltd.	173,831
33,000	Taiwan Paiho, Ltd.	86,910
1,932,000	Taiwan Semiconductor Manufacturing Co., Ltd.	36,442,451
497,725	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	54,271,934
28,280	Taiwan Shin Kong Security Co., Ltd.	37,189
26,000	Taiwan Surface Mounting Technology Corp.	119,368
18,000	Taiwan Union Technology Corp.	77,514
52,000	Tatung Co., Ltd.*	48,950
6,000	TCI Co., Ltd.	43,010
595,000	Teco Electric and Machinery Co., Ltd.	585,513
330,000	Ton Yi Industrial Corp.*	139,174
11,332	Tong Hsing Electronic Industries, Ltd.	71,385
100,000	Tong Yang Industry Co., Ltd.	138,800
25,000	Topco Scientific Co., Ltd.	106,324
20,000	Transcend Information, Inc.	46,267
353,000	Tripod Technology Corp.	1,488,736
170,000	TSRC Corp.	140,971
17,000	TTY Biopharm Co., Ltd.	41,505
339,000	Tung Ho Steel Enterprise Corp.	440,369
49,000	TXC Corp.	130,618
212,000	U-Ming Marine Transport Corp.	278,411
2,377,000	Uni-President Enterprises Corp.	5,710,282
80,000	Unimicron Technology Corp.	248,843
652,247	Union Bank Of Taiwan	249,543
453,000	United Microelectronics Corp.	760,159
149,887	UPC Technology Corp.	102,421
353,780	USI Corp.	284,555
61,000	Wafer Works Corp.	92,918
28,000	Wah Lee Industrial Corp.	75,735
879,000	Walsin Lihwa Corp.	603,769
19,000	Walsin Technology Corp.	155,865
54,000	Wan Hai Lines, Ltd.	101,666
960,000	Winbond Electronics Corp.	992,526
806,447	Wistron Corp.	889,738
41,560	Wistron NeWeb Corp.	114,927
390,720	WPG Holdings, Ltd.	596,551

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
159,000	WT Microelectronics Co., Ltd.	228,048
9,000	Yageo Corp.	165,919
214,000	Yang Ming Marine Transport Corp.*	222,774
527,000	YFY, Inc.	552,358
318,331	Yieh Phui Enterprise Co., Ltd.*	154,079
1,532,960	Yuanta Financial Holding Co., Ltd.	1,121,159
16,610	Yulon Finance Corp.	59,410
276,556	Yulon Motor Co., Ltd.*	461,616

	Total Taiwan	237,606,384

	Thailand — 0.7%
606,100	AP Thailand PCL Class F	146,670
427,600	Bangchak Corp. PCL Class F	285,447
50,100	Bangkok Bank PCL, NVDR	198,159
876,200	Bangkok Land PCL Class F	34,217
356,000	Bangkok Life Assurance PCL, NVDR	249,533
2,251,000	Banpu PCL Class F	826,469
46,300	Berli Jucker PCL Class F	53,703
69,300	CH Karnchang PCL Class F	38,397
187,800	Charoen Pokphand Foods PCL Class F	167,679
173,300	Hana Microelectronics PCL Class F	229,929
308,800	Indorama Ventures PCL Class F	381,362
2,165,000	IRPC PCL Class F	268,818
98,600	Kasikornbank PCL, NVDR	371,889
195,300	Kasikornbank PCL Class F	743,131
121,500	Kiatnakin Phatra Bank PCL Class F	209,867
499,600	Krung Thai Bank PCL Class F	185,099
139,600	MBK PCL Class F	58,710
279,878	Minor International PCL Class F*	240,549
282,200	Pruksa Holding PCL Class F	117,740
219,500	PTT Exploration & Production PCL Class F	719,822
331,800	PTT Global Chemical PCL Class F	647,874
866,300	PTT PCL Class F	1,228,897
2,621,900	Quality Houses PCL Class F	201,281
34,500	Siam Cement PCL (The) Class F	435,280
11,300	Siam City Cement PCL Class F	51,107
140,300	Siam Commercial Bank PCL (The) Class F	409,755
161,100	Sri Trang Agro-Industry PCL Class F	142,495
594,200	Star Petroleum Refining PCL Class F	159,657
746,200	Supalai PCL Class F	510,584
2,456,200	Super Energy Corp. PCL Class F*	78,703
64,600	Thai Airways International PCL Class F*	6,814
333,600	Thai Oil PCL Class F	579,012
265,400	Thai Union Group PCL Class F	120,475
125,500	Thanachart Capital PCL Class F	144,518
7,900	Tisco Financial Group PCL Class F	23,336
7,275,336	TMB Bank PCL Class F	259,833
1,481,600	TPI Polene PCL Class F	90,993
523,700	TPI Polene Power PCL Class F	74,814

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Thailand — continued
1,538,800	True Corp. PCL Class F	176,685
50,400	Vinythai PCL Class F	53,832
1,389,900	WHA Corp. PCL Class F	141,031

	Total Thailand	11,064,166

	Turkey — 0.6%
416,937	Akbank T.A.S.*	388,749
17,871	Anadolu Efes Biracilik Ve Malt Sanayii AS	55,735
7,339	Arcelik AS*	30,018
2,040,492	Aselsan Elektronik Sanayi Ve Ticaret AS	5,010,290
150,282	BIM Birlesik Magazalar AS	1,526,578
174,409	Dogan Sirketler Grubu Holding AS	72,040
42,063	Enka Insaat ve Sanayi AS	41,709
67,443	Eregli Demir ve Celik Fabrikalari TAS	135,476
23,713	KOC Holding AS	67,382
13,178	Koza Anadolu Metal Madencilik Isletmeleri AS*	27,464
863	Pegasus Hava Tasimaciligi AS*	8,662
16,306	Selcuk Ecza Deposu Ticaret ve Sanayi AS	29,946
9,675	TAV Havalimanlari Holding AS	27,727
25,495	Tekfen Holding AS	56,907
179,250	Turk Hava Yollari AO*	311,351
143,986	Turkiye Garanti Bankasi AS*	200,893
226,963	Turkiye Halk Bankasi AS*	169,783
190,164	Turkiye Is Bankasi AS Class C*	179,098
296,021	Turkiye Sise ve Cam Fabrikalari AS	291,142
133,817	Turkiye Vakiflar Bankasi TAO Series D*	84,800
9,434	Vestel Elektronik Sanayi ve Ticaret AS*	26,731
421,480	Yapi ve Kredi Bankasi AS*	174,660

	Total Turkey	8,917,141

	United Kingdom — 1.9%
330,533	GlaxoSmithKline Plc	6,063,449
286,562	Mondi Plc	6,735,552
502,303	Network International Holdings Plc*	2,242,510
255,954	Polymetal International Plc	5,893,664
140,991	Unilever Plc	8,550,435

	Total United Kingdom	29,485,610

	United States — 3.0%
76,087	Colgate-Palmolive Co.	6,506,199
45,660	Johnson & Johnson	7,185,971
6,982	MercadoLibre, Inc.*	11,696,386
20,738	Microsoft Corp.	4,612,546
50,471	PepsiCo, Inc.	7,484,849
28,085	Waters Corp.*	6,948,791
47,253	Yum China Holdings, Inc.	2,697,674

	Total United States	47,132,416

	TOTAL COMMON STOCKS (COST $1,196,845,403)	1,487,009,969

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	PREFERRED STOCKS — 2.3%

	Brazil — 1.1%
1,857,269	Banco Bradesco SA, 2.57%	9,704,340
227,144	Gerdau SA, 1.14%	1,069,206
155,856	Itau Unibanco Holding SA, 4.07%	949,083
760,902	Petroleo Brasileiro SA, 0.00%	4,151,546
295,900	Usinas Siderurgicas de Minas Gerais SA, 0.26% Series A	832,294

	Total Brazil	16,706,469

	Colombia — 0.0%
15,537	Grupo Argos SA, 3.57%	47,694
11,465	Grupo de Inversiones Suramericana SA, 2.88%	73,741

	Total Colombia	121,435

	South Korea — 1.2%
277,697	Samsung Electronics Co., Ltd., 1.33%	18,814,783

	TOTAL PREFERRED STOCKS (COST $26,376,336)	35,642,687

	RIGHTS — 0.0%

	Hong Kong — 0.0%
6,315	Legend Holdings Corp., Class H* (b) (d)	—

	TOTAL RIGHTS (COST $—)	—

	WARRANT — 0.0%

	Thailand — 0.0%
5,584	MBK PCL Expires 11/15/2023*	1,752

	TOTAL WARRANT (COST $—)	1,752

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT — 0.3%

	Mutual Fund - Securities Lending Collateral — 0.3%
4,813,638	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(e) (f)	4,813,638

	TOTAL SHORT-TERM INVESTMENT (COST $4,813,638)	4,813,638

	TOTAL INVESTMENTS — 96.4% (Cost $1,228,035,377)	1,527,468,046

	Other Assets and Liabilities (net) — 3.6%	57,061,055

	NET ASSETS — 100.0%	$1,584,529,101

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $2,498,004 which represents 0.2% of net assets. The aggregate tax cost of these securities held at December 31, 2020 was $2,302,195.

(c)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

(e)	The rate disclosed is the 7-day net yield as of December 31, 2020.

(f)	Represents an investment of securities lending cash collateral.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $9,785,079 which represents 0.6% of net assets.

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
847	MSCI Emerging Markets E-mini Index	Mar 2021	$54,555,270	$1,197,186

Other Abbreviations

ADR	— American Depository Receipt
GDR	— Global Depository Receipt
NVDR	— Non-Voting Depository Receipt

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Financial	21.2
Technology	17.8
Communications	17.1
Consumer, Non-cyclical	11.5
Industrial	9.0
Consumer, Cyclical	8.5
Basic Materials	5.4
Energy	4.7
Utilities	0.7
Diversified	0.2
Short-Term Investment	0.3
Other Assets and Liabilities (net)	3.6

100.0%

See accompanying Notes to the Schedule of Investments.